5. FIXED ASSETS - Quarterly	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Quarterly [Member]
5. FIXED ASSETS

Note 5: Fixed Assets

Fixed assets were comprised of the following as of December 31, 2013. Depreciation is calculated using the straight-line method over a 5 year period.

December 31
Cost:
Computers	1,522
Total	1,522
Less: Accumulated depreciation	228
Property and equipment, net	$1,294

NOTE 5 – FIXED ASSETS

Fixed assets were comprised of the following as of June 30, 2014 and December 31, 2013, respectively. Depreciation is calculated using the straight-line method over a 5 year period.

	June 30	December 31
Cost:
Computers	5,852	1,522
Office equipment	2,182
Total	8,034	1,522
Less: Accumulated depreciation	857	228
Property and equipment, net	$7,177	$1,294